INVESTMENTS UNDER EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Schedule of combined results of operations and financial position of equity method investments
	Year ended December 31,
	2013	2014	2015
Condensed statement of operations information:
Revenue	$12,436,311	$17,260,168	$14,237,107
Net income	226,421	118,987	1,082,880

Group’s equity in net income of investees	$110,362	$55,524	$529,642

	December 31,
	2014	2015
Condensed balance sheet information:
Current assets	$15,227,141	$16,482,244
Non-current assets	3,209,706	2,173,274

Total assets	18,436,847	18,655,518

Current liabilities	5,832,265	5,716,659
Non-current liabilities	392,352	394,703
Equity	12,212,230	12,544,156

Total liabilities and equity	18,436,847	18,655,518

Group’s share of net assets	$5,983,993	$6,146,636